Annual Total Returns[BarChart] - ProShares Large Cap Core Plus - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.68%	16.28%	35.79%	16.12%	(0.46%)	13.77%	22.50%	(7.83%)	29.23%	11.01%